Organization and Description of Business (Details) - USD ($)	Jun. 29, 2021	Mar. 10, 2020	Aug. 20, 2018	Aug. 11, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 03, 2020	May 07, 2020
Organization and Description of Business (Details) [Line Items]
Outstanding equity interest percentage	80.00%
Outstanding equity consideration (in Dollars)	$ 100
Ordinary shares issued (in Shares)					4,819,700	2,758,920
Subsequent Event [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage				100.00%
CACM Group [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage			100.00%
Net profits or loss percentage		80.00%
Baydolphin [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage		100.00%
Net profits or loss percentage		20.00%
Color China [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares issued (in Shares)							115,834	115
Aggregate payment to sellers (in Dollars)								$ 2,000,000